CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues
Contract revenues	$ 1,058.8	$ 1,116.7	$ 955.4
Reimbursables	160.0	195.3	89.2
Related party revenues	44.9	12.1	0
Other revenues	0	0.2	0.1
Total operating revenues	1,263.7	1,324.3	1,044.7
Operating expenses
Vessel and rig operating expenses	458.4	527.1	345.6
Reimbursable expenses	150.0	183.7	82.2
Depreciation and amortization	212.2	188.0	162.8
Loss on impairment	480.6	0	0
General and administrative expenses	78.9	64.9	50.0
Total operating expenses	1,380.1	963.7	640.6
Net operating (loss)/income	(116.4)	360.6	404.1
Interest income	0.5	0.5	0.6
Interest expense	(103.8)	(84.9)	(83.9)
Foreign exchange gain/(loss)	41.0	10.9	(12.0)
(Loss)/Gain on derivative financial instruments	(86.2)	(16.1)	(17.5)
Other financial items	(26.0)	(6.5)	0
Total financial items	(174.5)	(96.1)	(112.8)
(Loss)/Income before income taxes	(290.9)	264.5	291.3
Income taxes	(29.6)	(28.9)	(109.6)
Net (loss)/income	(320.5)	235.6	181.7
Net (loss)/income attributable to the shareholders of the Company	(332.9)	235.6	181.7
Net income to non-controlling interests	$ 12.4	$ 0	$ 0
Basic earnings per share	$ (1.39)	$ 1.04	$ 0.82
Diluted earnings per share	$ (1.39)	$ 1.04	$ 0.82
Declared dividend per share	$ 0.480	$ 0.905	$ 0.900